Trade and Other Receivables - Schedule of Trade and Other Receivables (Details) - USD ($) $ in Thousands	Mar. 31, 2020	Dec. 31, 2019
Trade and other receivables [abstract]
Trade accounts receivable (net of expected credit losses of $55 (December 31, 2019 - $55))	$ 161	$ 210
Value added tax	329	254
Other	175	194
Trade and other receivables	$ 665	$ 658